Exhibit 99.1

B2R Mortgage Trust 2015-2

Mortgage Pass-Through Certificates

Mortgage Loan and Sample Property Agreed-Upon Procedures

Report To:

B2R Finance L.P.

B2R Finance Depositor L.P.

Wells Fargo Securities, LLC

Citigroup Global Markets Inc.

Goldman, Sachs & Co.

28 October 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

B2R Finance L.P.

B2R Finance Depositor L.P.

3 Columbus Circle, 17th Floor, Suite 1730

New York, New York 10019

Wells Fargo Securities, LLC

375 Park Avenue

New York, New York 10152

Citigroup Global Markets Inc.

390 Greenwich Street, 1st Floor

New York, New York 10013

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

Re:	B2R Mortgage Trust 2015-2
Mortgage Pass-Through Certificates (the “Certificates”)
Mortgage Loan and Sample Property Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist B2R Finance Depositor L.P. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) and the Sample Properties (as defined in Attachment A) relating to the B2R Mortgage Trust 2015-2 Mortgage Pass-Through Certificates securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, B2R Finance L.P. (“B2R”), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) containing information relating to the Mortgage Loans and Mortgaged Properties (as defined in Attachment A),

b.	Electronic copies of the loan files for the Mortgage Loans and certain Mortgaged Properties which contain:

i.	Various source documents relating to the Mortgage Loans (the “Mortgage Loan Source Documents”) and

ii.	Appraisal and appraisal updates relating to certain Mortgaged Properties (the “Property Source Documents”),

c.	A list of characteristics on the Data Files relating to each Sample Property (the “Property Sample Characteristics”), which are described in Attachment A, that B2R, on behalf of the Depositor, instructed us to compare to information contained on the Property Source Documents,

d.	A list of characteristics on the Data Files relating to each Mortgage Loan (the “Compared Mortgage Loan Characteristics”), which are listed on Exhibit 5 to Attachment A, that B2R, on behalf of the Depositor, instructed us to compare to information contained on the Mortgage Loan Source Documents,

e.	A list of characteristics on the Data Files relating to each Mortgage Loan (the “Recalculated Mortgage Loan Characteristics”), which are described in Attachment A, that B2R, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,

f.	A list of characteristics on the Data Files relating to each Mortgage Loan (the “Provided Mortgage Loan Characteristics”), which are listed on Exhibit 6 to Attachment A, on which B2R, on behalf of the Depositor, instructed us to perform no procedures,

g.	A draft of the preliminary offering memorandum for the B2R Mortgage Trust 2015-2 Mortgage Pass-Through Certificates securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Mortgage Loan Source Documents, Property Source Documents, Property Sample Characteristics, Compared Mortgage Loan Characteristics, Recalculated Mortgage Loan Characteristics, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Mortgage Loan Source Documents, Property Source Documents, Draft Preliminary Offering Memorandum or any other information provided to us by B2R, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans and Mortgaged Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by B2R, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 October 2015

Attachment A Page 1 of 12

Background

For the purpose of the procedures described in this report, B2R, on behalf of the Depositor, indicated that:

a.	The Certificates will represent beneficial ownership interests in B2R Mortgage Trust 2015-2 (the “Issuing Entity”) to be established by the Depositor,

b.	The Issuing Entity’s assets will primarily be 211 first priority, fixed-rate mortgage loans (the “Mortgage Loans”) and

c.	The Mortgage Loans are secured by first liens on 4,272 mortgaged properties (the “Mortgaged Properties”), which consist of:

i.	3,459 single-family residential properties,

ii.	345 2-4 unit properties,

iii.	271 townhomes,

iv.	175 condominium properties and

v.	22 multifamily properties.

Procedures we performed and our associated findings

1.	B2R, on behalf of the Depositor, provided us with two electronic data files labeled:

a.	“EY Tape 09.24 V1 - FINAL.xls” (“Preliminary Data File A”) and a corresponding record layout and decode table that B2R, on behalf of the Depositor, indicated contains information on 3,351 mortgaged properties that secure 168 mortgage loans and

b.	“B2R Property Level Tape 2 10.14.15.xls” (“Preliminary Data File B”) and a corresponding record layout and decode table that B2R, on behalf of the Depositor, indicated contains information on 655 mortgaged properties that secure 43 mortgage loans.

As instructed by B2R, on behalf of the Depositor, we combined the information on Preliminary Data File A and Preliminary Data File B. Preliminary Data File A and Preliminary Data File B, as combined, is hereinafter referred to as “Preliminary Data File 1” and the 4,006 mortgaged properties and 211 mortgage loans on Preliminary Data File 1 are hereinafter referred to as the “Preliminary Properties 1” and “Preliminary Mortgage Loans 1,” respectively.

Attachment A Page 2 of 12

2.	As instructed by B2R, on behalf of the Depositor, we selected a sample of the Preliminary Properties 1 on Preliminary Data File 1 using the sample selection methodology provided by B2R, on behalf of the Depositor, that is described in the succeeding paragraph of this Item 2.

For each Preliminary Mortgage Loan 1, B2R, on behalf of the Depositor, instructed us to:

a.	Multiply 25% by the number of Preliminary Properties 1 that secure such Preliminary Mortgage Loan 1,

b.	Round the value computed in a. above up to the nearest integer and

c.	Select a random sample of Preliminary Properties 1 on Preliminary Data File 1 equal to the number of Preliminary Properties 1 computed in b. above from the population of Preliminary Properties 1 that secure such Preliminary Mortgage Loan 1.

The application of the sample selection methodology described above resulted in the selection of 1,083 Preliminary Properties 1 (the “Preliminary Sample Properties”). The Preliminary Sample Properties are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, B2R, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Preliminary Sample Properties from Preliminary Data File 1 (as described above).

3.	For each Preliminary Sample Property, we compared the characteristics listed on Exhibit 2 to Attachment A (the “Property Sample Characteristics”), as shown on Preliminary Data File 1, to the corresponding information located on the Property Source Documents that were provided by B2R, on behalf of the Depositor, subject to the qualifications, assumptions and methodologies provided by B2R, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 3., all references to the “Sample Properties” and “Data File” in the notes to Exhibit 2 to Attachment A are deemed to refer to the “Preliminary Sample Properties” and “Preliminary Data File 1,” respectively.

4.	B2R, on behalf of the Depositor, provided us with an electronic data file labeled “EY Tape 10.17.xls” (“Preliminary Data File 2,” together with Preliminary Data File 1, the “Preliminary Data Files”) and a corresponding record layout and decode table, that B2R, on behalf of the Depositor, indicated contains information on 4,297 mortgaged properties (the “Preliminary Properties 2”) that secure 214 mortgage loans (the “Preliminary Mortgage Loans 2”).

Attachment A Page 3 of 12

4. (continued)

For each mortgage loan and mortgaged property on Preliminary Data File 1 and Preliminary Data File 2, we compared the information that identified each mortgage loan (the “Loan ID”) and the information that identified each mortgaged property (the “Property #”) on Preliminary Data File 1 to the corresponding Loan ID and Property #, respectively, on Preliminary Data File 2 and noted that:

a.	Three (3) of the Preliminary Mortgage Loans 2 included on Preliminary Data File 2 were not included on Preliminary Data File 1 (the “Added Preliminary Mortgage Loans”),

b.	291 of the Preliminary Properties 2 included on Preliminary Data File 2 were not included on Preliminary Data File 1 (the “Added Preliminary Properties”) and

c.	All of the Preliminary Mortgage Loans 1 and the corresponding Preliminary Properties 1 included on Preliminary Data File 1 were included on Preliminary Data File 2.

As instructed by B2R, on behalf of the Depositor, we selected a sample of the Added Preliminary Properties on Preliminary Data File 2 using the sample selection methodology provided by B2R, on behalf of the Depositor, that is described in the succeeding two paragraphs of this Item 4.

For each Added Preliminary Mortgage Loan, B2R, on behalf of the Depositor, instructed us to:

a.	Multiply 25% by the number of the Added Preliminary Properties that secure such Added Preliminary Mortgage Loan,

b.	Round the value computed in a. above up to the nearest integer and

c.	Select a random sample of the Added Preliminary Properties on Preliminary Data File 2 equal to the number of the Added Preliminary Properties computed in b. above from the population of Added Preliminary Properties that secure such Added Preliminary Mortgage Loan.

Additionally, B2R, on behalf of the Depositor, instructed us to randomly select a sample of three (3) Added Preliminary Properties that secure Loan ID 00003979 (from those not previously selected as Preliminary Sample Properties).

The application of the sample selection methodology described above resulted in the selection of seventy-five (75) Preliminary Properties 2 (the “Added Sample Properties,” together with the Preliminary Sample Properties, the “Sample Properties”). The Added Sample Properties are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, B2R, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodologies they provided for the selection of the Added Sample Properties from Preliminary Data File 2 (as described above).

Attachment A Page 4 of 12

5.	For each Added Sample Property, we compared the Property Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on Preliminary Data File 2, to the corresponding information located on the Property Source Documents that were provided by B2R, on behalf of the Depositor, subject to the qualifications, assumptions and methodologies that are stated in the notes to Exhibit 2 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 5., all references to the “Sample Properties” and “Data File” in the notes to Exhibit 2 to Attachment A are deemed to refer to the “Added Sample Properties” and “Preliminary Data File 2,” respectively.

6.	B2R, on behalf of the Depositor, provided us with an electronic data file labeled “B2R 2015-2 Securitization Tape (10.20.15) V5.xls” (the “Preliminary Final Data File”) and a corresponding record layout and decode table, that B2R, on behalf of the Depositor, indicated contains information on the Mortgage Loans and the Mortgaged Properties as of the related due date of each Mortgage Loan in November 2015 (the “Cut-off Date”).

For each mortgage loan and mortgaged property on Preliminary Data File 2 and the Preliminary Final Data File, we compared the Loan ID and Property # on Preliminary Data File 2 to the corresponding Loan ID and Property #, respectively, on the Preliminary Final Data File and noted that:

a.	All of the Mortgage Loans and corresponding Mortgaged Properties included on the Preliminary Final Data File were included on Preliminary Data File 2,

b.	Three (3) of the Preliminary Mortgage Loans 2 and the 25 Preliminary Properties 2 which correspond to these three (3) Preliminary Mortgage Loans 2 that were included on Preliminary Data File 2 were not included on the Preliminary Final Data File (the “Removed Preliminary Mortgage Loans 2” and “Removed Preliminary Properties 2,” respectively),

c.	Eight (8) of the Removed Preliminary Properties 2 were Sample Properties (the “Removed Sample Properties”), which are identified on Exhibit 1 to Attachment A and

d.	1,150 of the Mortgaged Properties included on the Preliminary Final Data File were Sample Properties (the “Final Sample Properties”).

7.	For each Final Sample Property, we compared the Property Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on Preliminary Final Data File, to the corresponding information located on the Property Source Documents that were provided by B2R, on behalf of the Depositor, subject to the qualifications, assumptions and methodologies provided by B2R, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. All such compared information was in agreement.

For the purpose of the procedures described in this Item 7., all references to the “Sample Properties” and “Data File” in the notes to Exhibit 2 to Attachment A are deemed to refer to the “Final Sample Properties” and “Preliminary Final Data File,” respectively.

Attachment A Page 5 of 12

8.	For each Mortgage Loan on the Preliminary Final Data File, we compared the Compared Mortgage Loan Characteristics shown on Exhibit 5 to Attachment A, as shown on the Preliminary Final Data File, to the corresponding information on copies of the Mortgage Loan Source Documents indicated on Exhibit 5 to Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 5 to Attachment A and the next paragraph of this Item 8.

The Mortgage Loan Source Document(s) that B2R, on behalf of the Depositor, instructed us to use for each Compared Mortgage Loan Characteristic are indicated on Exhibit 5 to Attachment A.  Where more than one Mortgage Loan Source Document is listed for a Compared Mortgage Loan Characteristic, B2R, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Final Data File for the Compared Mortgage Loan Characteristic agreed with the corresponding information on at least one of the Mortgage Loan Source Documents that are listed for such Compared Mortgage Loan Characteristic on Exhibit 5 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Mortgage Loan Source Documents for any of the Compared Mortgage Loan Characteristics listed on Exhibit 5 to Attachment A.

9.	As instructed by B2R, on behalf of the Depositor, we adjusted the information on the Preliminary Final Data File to correct all the differences we noted in performing the procedures described in Item 8., and provided a list of such differences to B2R, on behalf of the Depositor. The Preliminary Final Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

10.	Subsequent to the performance of the procedures described in Items 8. and 9. above, we received from B2R, on behalf of the Depositor, an electronic data file (the “Final Data File,” which together with the Preliminary Data Files and the Preliminary Final Data File comprise the Data Files), that B2R, on behalf of the Depositor, indicated contains information on the Mortgage Loans and Mortgaged Properties as of the Cut-off Date.

Using information on the:

a.	Final Data File and

b.	Updated Data File,

we compared each Compared Mortgage Loan Characteristic on Exhibit 5 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Additionally, for each Final Sample Property, we compared the Property Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File, and found such information to be in agreement. Except for the procedures relating to the Final Sample Properties that are described in Items 1. through 7. above and in this Item 10., we performed no procedures to determine the accuracy, completeness or reasonableness of the Property Sample Characteristics for any other Mortgaged Properties on the Final Data File.

Attachment A Page 6 of 12

11.	Using the:

a.	First Payment Date and

b.	Maturity or ARD Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term to Maturity or ARD” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:

a.	First Payment Date, as shown on the Final Data File, and

b.	First payment date that a payment of principal and interest is due, as shown on the applicable Mortgage Loan Source Document,

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 9 of Exhibit 5 to Attachment A), which are described in the succeeding paragraph of this Item 12.), we recalculated the “IO Period” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Interest Only Loan, B2R, on behalf of the Depositor, instructed us to use the “Original Term to Maturity or ARD” value on the Final Data File for the “IO Period” characteristic.

13.	Using the:

a.	Allocated Original Balance ($),

b.	Gross Mortgage Rate and

c.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Interest Only Loans), all as shown on the Final Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, B2R, on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term” characteristic.

14.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 12

15.	Using the:

a.	Allocated Original Balance ($),

b.	Interest Accrual Basis,

c.	Seasoning,

d.	IO Period,

e.	First Payment Date,

f.	Maturity or ARD Date,

g.	Gross Mortgage Rate and

h.	Monthly Debt Service ($)

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the principal balance of each Mortgage Loan as of the Cut-off Date (the “Allocated Cutoff Date Balance ($)”) and as of the “Maturity or ARD Date” of each Mortgage Loan (the “Allocated Maturity or ARD Balance ($)”), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, B2R, on behalf of the Depositor, instructed us to:

i.	Ignore differences of $1 or less and

ii.	Recalculate the “Allocated Maturity or ARD Balance ($)” as the principal amount that is scheduled to be paid on the “Maturity or ARD Date” of each Mortgage Loan, including the principal component that is included in the “Monthly Debt Service ($)” that is due on the “Maturity or ARD Date,” if applicable.

For each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to allocate the “Allocated Cutoff Date Balance ($)” and “Allocated Maturity or ARD Balance ($)” of the Mortgage Loan to the Mortgaged Properties associated with such Mortgage Loan on a pro-rata basis using the “Allocated Original Balance ($)” for each Mortgaged Property that is shown on the applicable loan agreement or loan modification agreement Mortgage Loan Source Document.

16.	Using the “Allocated Cutoff Date Balance ($)” of each Mortgage Loan and Mortgaged Property, as shown on the Final Data File, we recalculated the “% of Initial Allocated Original Balance” of each Mortgage Loan and Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:

a.	Original Term to Maturity or ARD and

b.	Seasoning

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity or ARD” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 12

18.	Using the:

a.	IO Period,

b.	Original Amortization Term and

c.	Seasoning

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 18.), all as shown on the Final Data File, we recalculated the “Remaining Amortization Term” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, B2R, on behalf of the Depositor, instructed us to use “NAP” for the “Remaining Amortization Term” characteristic.

19.	Using the:

a.	IO Period and

b.	Seasoning

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining IO Period” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the “Monthly Debt Service ($)” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Annual Debt Service ($)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, B2R, on behalf of the Depositor, instructed us to recalculate the “Annual Debt Service ($)” as twelve (12) times the “Monthly Debt Service ($),” as shown on the Final Data File.

21.	Using the:

a.	Servicing Fee,

b.	Trustee Fee,

c.	Custody Fee and

d.	CREFC Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 12

22.	Using the:

a.	Gross Mortgage Rate and

b.	Admin Fee Rate

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using:

a.	Information on the Final Data File,

b.	The applicable calculation methodologies described in the Draft Preliminary Offering Memorandum and

c.	The applicable calculation methodologies and assumptions provided by B2R, on behalf of the Depositor, that are described in the succeeding paragraphs of this Item 23.,

we recalculated the:

i.           Underwritten NOI DSCR,

ii.	Underwritten NCF DSCR,

iii.	UW NOI Debt Yield,

iv.	UW NCF Debt Yield,

v.	Cutoff Date LTV Ratio and

vi.	LTV Ratio at Maturity or ARD

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by B2R, on behalf of the Depositor, to round the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” to two decimal places and the “UW NOI Debt Yield,” “UW NCF Debt Yield,” “Cutoff Date LTV Ratio” and “LTV Ratio at Maturity or ARD” to the nearest 1/10th of one percent.

For purpose of recalculating the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” characteristics for the Pari-Passu Mortgage Loans (as defined in Note 8 of Exhibit 5 to Attachment A), B2R, on behalf of the Depositor, instructed us to use the respective combined annual debt service for the Mortgage Loan and the related pari-passu companion loan, which is twelve (12) times the sum of the:

a.	“Monthly Debt Service ($)” of the Mortgage Loan, as shown on the Final Data File and

b.	Either:

i.	The Conrex Companion Loan Monthly Debt Service (as defined in Note 9 of Exhibit 5 to Attachment A),

ii.	The Camillo Companion Loan Monthly Debt Service (as defined in Note 9 of Exhibit 5 to Attachment A) or

iii.	The Maynada Companion Loan Monthly Debt Service (as defined in Note 9 of Exhibit 5 to Attachment A),

as applicable.

Attachment A Page 10 of 12

23. (continued)

For the purpose of recalculating the “UW NOI Debt Yield,” “UW NCF Debt Yield” and “Cutoff Date LTV Ratio” characteristics for the Pari-Passu Mortgage Loans, B2R, on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related pari-passu companion loan, which is the sum of:

a.	“Allocated Cutoff Date Balance ($)” of the Mortgage Loan, as shown on the Final Data File and

b.	Either:

i.	The principal balance as of the Cut-off Date for the Conrex Companion Loan (as defined in Note 8 of Exhibit 5 to Attachment A) (the “Conrex Companion Loan Allocated Cutoff Date Balance ($)”), recalculated using information on the applicable Mortgage Loan Source Documents,

ii.	The principal balance as of the Cut-off Date for the Camillo Companion Loan (as defined in Note 8 of Exhibit 5 to Attachment A) (the “Camillo Companion Loan Allocated Cutoff Date Balance ($)”), recalculated using information on the applicable Mortgage Loan Source Documents or

iii.	The principal balance as of the Cut-off Date for the Maynada Companion Loan (as defined in Note 8 of Exhibit 5 to Attachment A) (the “Maynada Companion Loan Allocated Cutoff Date Balance ($)”), recalculated using information on the applicable Mortgage Loan Source Documents, as applicable.

For the purpose of recalculating the “LTV Ratio at Maturity or ARD” characteristic for the Pari-Passu Mortgage Loans, B2R, on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity or ARD Date” for the Mortgage Loan and related pari-passu companion loan, which is the sum of:

a.	“Allocated Maturity or ARD Balance ($)” of the Mortgage Loan, as shown on the Final Data File and

b.	Either:

i.	The principal balance of the Conrex Companion Loan as of the maturity date of the Conrex Companion Loan (the “Conrex Companion Loan Maturity Date Balance ($)”), recalculated using information on the applicable Mortgage Loan Source Documents,

ii.	The principal balance of the Camillo Companion Loan as of the maturity date of the Camillo Companion Loan (the “Camillo Companion Loan Maturity Date Balance ($)”), recalculated using information on the applicable Mortgage Loan Source Documents or

iii.	The principal balance of the Maynada Companion Loan as of the maturity date of the Maynada Companion Loan (the “Maynada Companion Loan Maturity Date Balance ($)”), recalculated using the information on the applicable Mortgage Loan Source Documents, as applicable.

Attachment A Page 11 of 12

23. (continued)

For the Mortgaged Properties associated with each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the aggregate:

a.	Underwritten NOI DSCR,

b.	Underwritten NCF DSCR,

c.	UW NOI Debt Yield,

d.	UW NCF Debt Yield,

e.	Cutoff Date LTV Ratio and

f.	LTV Ratio at Maturity or ARD

for the applicable Mortgage Loan as the value for each of the characteristics listed in a. through f. above for the Mortgaged Properties associated with such Mortgage Loan.

24.	Using the “Occupancy” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Actual Annual Vacancy” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, B2R, on behalf of the Depositor, instructed us to recalculate the “Actual Annual Vacancy” as 100% minus the “Occupancy,” as shown on the Final Data File. Additionally, B2R, on behalf of the Depositor, instructed us to perform the recalculation described in this Item 24. for each Mortgage Loan on the Final Data File, and to perform no procedures relating to the “Actual Annual Vacancy” that is shown on the Final Data File for each Mortgaged Property.

25.	Using the “Origination In Place Rent / Month ($)” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Origination In Place Annual Rent ($)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, B2R, on behalf of the Depositor, instructed us to recalculate the “Origination In Place Annual Rent ($)” as twelve (12) times the “Origination In Place Rent / Month ($),” as shown on the Final Data File.

Attachment A Page 12 of 12

26.	Using the:

a.	Allocated Original Balance ($) and

b.	Additional Debt

of each Mortgage Loan, both as shown on the Final Data File, and applicable calculation methodologies and assumptions provided by B2R, on behalf of the Depositor, that are described in the succeeding paragraph of this Item 26., we recalculated the “Lending Program” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use “ILP” for the “Lending Program” characteristic if the sum of “Allocated Original Balance ($)” and “Additional Debt” for the Mortgage Loan equals or exceeds $5,000,000, and to use “ELP” for the “Lending Program” characteristic if the sum of “Allocated Original Balance ($)” and “Additional Debt” for the Mortgage Loan is below $5,000,000.

27.	Using the:

a.	Primary Guarantor and

b.	Additional Guarantor

of each Mortgage Loan, both as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Primary Guarantor” or “Additional Guarantor” (each, an “Affiliated Sponsor”). We compared the Affiliated Sponsor information we identified to the corresponding Affiliated Sponsor information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Sample Properties

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

1	00001024	00001024.006	X
2	00001024	00001024.008	X
3	00001075	00001075.002	X
4	00001075	00001075.004	X
5	00001075	00001075.011	X
6	00001111	00001111.001	X
7	00001111	00001111.003	X
8	00001111	00001111.004	X
9	00001111	00001111.008	X
10	00001111	00001111.011	X
11	00001111	00001111.019	X
12	00001111	00001111.021	X
13	00001111	00001111.030	X
14	00001111	00001111.032	X
15	00001148	00001148.002	X
16	00001148	00001148.005	X
17	00001288	00001288.003	X
18	00001288	00001288.007	X
19	00001370	00001370.004	X
20	00001370	00001370.006	X
21	00001370	00001370.007	X
22	00001383	00001383.001	X
23	00001383	00001383.003	X
24	00001383	00001383.008	X
25	00001383	00001383.014	X
26	00001410	00001410.004	X
27	00001410	00001410.005	X
28	00001426	00001426.001	X
29	00001426	00001426.003	X
30	00001492	00001492.010	X
31	00001492	00001492.012	X
32	00001492	00001492.014	X
33	00001492	00001492.028	X
34	00001492	00001492.032	X
35	00001492	00001492.035	X
36	00001492	00001492.037	X
37	00001492	00001492.041	X
38	00001492	00001492.044	X
39	00001492	00001492.046	X
40	00001492	00001492.047	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

41	00001492	00001492.050	X
42	00001492	00001492.051	X
43	00001492	00001492.052	X
44	00001492	00001492.055	X
45	00001492	00001492.064	X
46	00001541	00001541.003	X
47	00001556	00001556.002	X
48	00001577	00001577.003	X
49	00001577	00001577.007	X
50	00001577	00001577.010	X
51	00001577	00001577.014	X
52	00001589	00001589.002	X
53	00001589	00001589.003	X
54	00001589	00001589.007	X
55	00001602	00001602.002	X
56	00001602	00001602.003	X
57	00001603	00001603.005	X
58	00001603	00001603.006	X
59	00001603	00001603.009	X
60	00001605	00001605.001	X
61	00001605	00001605.002	X
62	00001605	00001605.008	X
63	00001605	00001605.013	X
64	00001605	00001605.016	X
65	00001605	00001605.018	X
66	00001636	00001636.001	X
67	00001650	00001650.005	X
68	00001650	00001650.008	X
69	00001650	00001650.009	X
70	00001671	00001671.002	X
71	00001671	00001671.004	X
72	00001681	00001681.001	X
73	00001681	00001681.003	X
74	00001681	00001681.007	X
75	00001681	00001681.008	X
76	00001681	00001681.009	X
77	00001681	00001681.020	X
78	00001681	00001681.026	X
79	00001681	00001681.032	X
80	00001681	00001681.033	X
81	00001689	00001689.002	X
82	00001689	00001689.008	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

83	00001689	00001689.015	X
84	00001689	00001689.016	X
85	00001689	00001689.017	X
86	00001689	00001689.019	X
87	00001693	00001693.003	X
88	00001693	00001693.006	X
89	00001754	00001754.001	X
90	00001754	00001754.005	X
91	00001761	00001761.003	X
92	00001776	00001776.001	X
93	00001776	00001776.004	X
94	00001776	00001776.005	X
95	00001812	00001812.004	X
96	00001813	00001813.002	X
97	00001813	00001813.004	X
98	00001813	00001813.008	X
99	00001813	00001813.014	X
100	00001817	00001817.001	X
101	00001817	00001817.002	X
102	00001817	00001817.017	X
103	00001817	00001817.019	X
104	00001817	00001817.021	X
105	00001817	00001817.024	X
106	00001817	00001817.030	X
107	00001817	00001817.032	X
108	00001817	00001817.038	X
109	00001817	00001817.042	X
110	00001817	00001817.049	X
111	00001817	00001817.051	X
112	00001817	00001817.058	X
113	00001817	00001817.069	X
114	00001817	00001817.070	X
115	00001817	00001817.072	X
116	00001817	00001817.080	X
117	00001817	00001817.088	X
118	00001817	00001817.089	X
119	00001817	00001817.091	X
120	00001817	00001817.098	X
121	00001817	00001817.104	X
122	00001817	00001817.111	X
123	00001817	00001817.115	X
124	00001817	00001817.120	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

125	00001817	00001817.123	X
126	00001817	00001817.126	X
127	00001817	00001817.130	X
128	00001817	00001817.142	X
129	00001817	00001817.147	X
130	00001817	00001817.151	X
131	00001817	00001817.153	X
132	00001817	00001817.161	X
133	00001817	00001817.163	X
134	00001817	00001817.166	X
135	00001817	00001817.167	X
136	00001817	00001817.170	X
137	00001817	00001817.171	X
138	00001817	00001817.174	X
139	00001817	00001817.180	X
140	00001817	00001817.185	X
141	00001817	00001817.196	X
142	00001817	00001817.199	X
143	00001817	00001817.200	X
144	00001817	00001817.201	X
145	00001817	00001817.202	X
146	00001817	00001817.210	X
147	00001817	00001817.214	X
148	00001817	00001817.223	X
149	00001817	00001817.225	X
150	00001817	00001817.234	X
151	00001817	00001817.238	X
152	00001817	00001817.240	X
153	00001817	00001817.241	X
154	00001817	00001817.247	X
155	00001817	00001817.252	X
156	00001817	00001817.256	X
157	00001817	00001817.261	X
158	00001817	00001817.266	X
159	00001817	00001817.268	X
160	00001817	00001817.274	X
161	00001817	00001817.276	X
162	00001817	00001817.278	X
163	00001817	00001817.282	X
164	00001817	00001817.285	X
165	00001817	00001817.286	X
166	00001817	00001817.288	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

167	00001817	00001817.293	X
168	00001817	00001817.294	X
169	00001817	00001817.295	X
170	00001817	00001817.298	X
171	00001817	00001817.309	X
172	00001817	00001817.314	X
173	00001817	00001817.319	X
174	00001817	00001817.321	X
175	00001817	00001817.331	X
176	00001817	00001817.335	X
177	00001817	00001817.336	X
178	00001817	00001817.337	X
179	00001817	00001817.338	X
180	00001817	00001817.339	X
181	00001817	00001817.340	X
182	00001817	00001817.344	X
183	00001817	00001817.350	X
184	00001817	00001817.354	X
185	00001817	00001817.358	X
186	00001817	00001817.360	X
187	00001817	00001817.365	X
188	00001817	00001817.369	X
189	00001817	00001817.371	X
190	00001817	00001817.376	X
191	00001817	00001817.381	X
192	00001817	00001817.383	X
193	00001817	00001817.391	X
194	00001817	00001817.392	X
195	00001817	00001817.393	X
196	00001817	00001817.396	X
197	00001817	00001817.401	X
198	00001817	00001817.407	X
199	00001817	00001817.410	X
200	00001817	00001817.413	X
201	00001817	00001817.417	X
202	00001817	00001817.424	X
203	00001817	00001817.426	X
204	00001817	00001817.435	X
205	00001817	00001817.439	X
206	00001817	00001817.444	X
207	00001817	00001817.447	X
208	00001817	00001817.448	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

209	00001817	00001817.451	X
210	00001817	00001817.456	X
211	00001817	00001817.457	X
212	00001817	00001817.458	X
213	00001817	00001817.459	X
214	00001817	00001817.461	X
215	00001817	00001817.464	X
216	00001817	00001817.466	X
217	00001817	00001817.469	X
218	00001817	00001817.470	X
219	00001817	00001817.474	X
220	00001817	00001817.476	X
221	00001817	00001817.497	X
222	00001817	00001817.498	X
223	00001817	00001817.502	X
224	00001817	00001817.504	X
225	00001817	00001817.505	X
226	00001817	00001817.510	X
227	00001817	00001817.512	X
228	00001817	00001817.522	X
229	00001817	00001817.523	X
230	00001817	00001817.530	X
231	00001817	00001817.532	X
232	00001817	00001817.534	X
233	00001817	00001817.536	X
234	00001817	00001817.537	X
235	00001817	00001817.538	X
236	00001817	00001817.545	X
237	00001817	00001817.551	X
238	00001817	00001817.557	X
239	00001817	00001817.558	X
240	00001817	00001817.561	X
241	00001826	00001826.006	X
242	00001826	00001826.009	X
243	00001826	00001826.012	X
244	00001826	00001826.013	X
245	00001826	00001826.014	X
246	00001847	00001847.001	X
247	00001847	00001847.004	X
248	00001847	00001847.008	X
249	00001847	00001847.014	X
250	00001847	00001847.019	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

251	00001847	00001847.022	X
252	00001847	00001847.027	X
253	00001847	00001847.030	X
254	00001847	00001847.033	X
255	00001874	00001874.001	X
256	00001874	00001874.002	X
257	00001874	00001874.004	X
258	00001909	00001909.002	X		X
259	00001909	00001909.004	X		X
260	00001909	00001909.007	X		X
261	00001978	00001978.001	X
262	00001978	00001978.002	X
263	00001978	00001978.003	X
264	00001998	00001998.001	X
265	00001998	00001998.007	X
266	00002034	00002034.001	X
267	00002034	00002034.006	X
268	00002046	00002046.001	X
269	00002046	00002046.002	X
270	00002060	00002060.001	X
271	00002060	00002060.011	X
272	00002060	00002060.012	X
273	00002068	00002068.001	X
274	00002068	00002068.004	X
275	00002068	00002068.012	X
276	00002068	00002068.015	X
277	00002068	00002068.018	X
278	00002068	00002068.019	X
279	00002068	00002068.020	X
280	00002068	00002068.022	X
281	00002068	00002068.026	X
282	00002068	00002068.029	X
283	00002068	00002068.033	X
284	00002068	00002068.037	X
285	00002068	00002068.042	X
286	00002068	00002068.050	X
287	00002068	00002068.053	X
288	00002068	00002068.055	X
289	00002068	00002068.058	X
290	00002068	00002068.061	X
291	00002068	00002068.063	X
292	00002068	00002068.064	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

293	00002068	00002068.066	X
294	00002068	00002068.076	X
295	00002068	00002068.078	X
296	00002068	00002068.080	X
297	00002068	00002068.092	X
298	00002068	00002068.096	X
299	00002068	00002068.101	X
300	00002068	00002068.102	X
301	00002068	00002068.103	X
302	00002068	00002068.106	X
303	00002068	00002068.118	X
304	00002091	00002091.005	X
305	00002091	00002091.008	X
306	00002092	00002092.002	X
307	00002092	00002092.004	X
308	00002092	00002092.005	X
309	00002093	00002093.008	X
310	00002093	00002093.009	X
311	00002093	00002093.013	X
312	00002093	00002093.014	X
313	00002093	00002093.018	X
314	00002093	00002093.025	X
315	00002093	00002093.027	X
316	00002093	00002093.029	X
317	00002144	00002144.002	X
318	00002144	00002144.009	X
319	00002144	00002144.011	X
320	00002149	00002149.003	X
321	00002173	00002173.002	X
322	00002173	00002173.005	X
323	00002173	00002173.008	X
324	00002173	00002173.012	X
325	00002173	00002173.016	X
326	00002173	00002173.018	X
327	00002173	00002173.024	X
328	00002205	00002205.005	X
329	00002205	00002205.007	X
330	00002205	00002205.008	X
331	00002205	00002205.012	X
332	00002209	00002209.004	X
333	00002209	00002209.007	X
334	00002209	00002209.012	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

335	00002224	00002224.003	X		X
336	00002224	00002224.007	X		X
337	00002225	00002225.002	X
338	00002225	00002225.005	X
339	00002230	00002230.003	X
340	00002231	00002231.006	X
341	00002231	00002231.007	X
342	00002231	00002231.008	X
343	00002231	00002231.013	X
344	00002268	00002268.006	X
345	00002268	00002268.008	X
346	00002268	00002268.017	X
347	00002268	00002268.018	X
348	00002268	00002268.021	X
349	00002268	00002268.022	X
350	00002268	00002268.023	X
351	00002268	00002268.029	X
352	00002268	00002268.034	X
353	00002268	00002268.037	X
354	00002268	00002268.041	X
355	00002291	00002291.003	X
356	00002291	00002291.006	X
357	00002297	00002297.001	X
358	00002297	00002297.003	X
359	00002310	00002310.002	X
360	00002310	00002310.004	X
361	00002315	00002315.004	X
362	00002322	00002322.005	X
363	00002322	00002322.018	X
364	00002322	00002322.020	X
365	00002322	00002322.027	X
366	00002322	00002322.028	X
367	00002322	00002322.039	X
368	00002322	00002322.047	X
369	00002322	00002322.053	X
370	00002322	00002322.057	X
371	00002322	00002322.058	X
372	00002322	00002322.061	X
373	00002322	00002322.063	X
374	00002322	00002322.067	X
375	00002322	00002322.070	X
376	00002322	00002322.075	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

377	00002322	00002322.076	X
378	00002322	00002322.082	X
379	00002322	00002322.084	X
380	00002322	00002322.086	X
381	00002322	00002322.094	X
382	00002322	00002322.095	X
383	00002322	00002322.100	X
384	00002322	00002322.101	X
385	00002322	00002322.104	X
386	00002322	00002322.118	X
387	00002322	00002322.125	X
388	00002322	00002322.127	X
389	00002322	00002322.140	X
390	00002322	00002322.148	X
391	00002322	00002322.150	X
392	00002322	00002322.155	X
393	00002322	00002322.156	X
394	00002322	00002322.158	X
395	00002322	00002322.159	X
396	00002322	00002322.160	X
397	00002322	00002322.161	X
398	00002322	00002322.162	X
399	00002322	00002322.168	X
400	00002322	00002322.170	X
401	00002322	00002322.173	X
402	00002322	00002322.175	X
403	00002322	00002322.180	X
404	00002322	00002322.181	X
405	00002322	00002322.182	X
406	00002322	00002322.188	X
407	00002322	00002322.190	X
408	00002322	00002322.192	X
409	00002322	00002322.193	X
410	00002322	00002322.195	X
411	00002322	00002322.196	X
412	00002322	00002322.205	X
413	00002322	00002322.206	X
414	00002322	00002322.208	X
415	00002322	00002322.209	X
416	00002322	00002322.213	X
417	00002322	00002322.221	X
418	00002322	00002322.225	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

419	00002332	00002332.005	X
420	00002332	00002332.006	X
421	00002355	00002355.001	X
422	00002355	00002355.004	X
423	00002356	00002356.005	X
424	00002356	00002356.009	X
425	00002356	00002356.012	X
426	00002387	00002387.003	X
427	00002387	00002387.005	X
428	00002392	00002392.002	X
429	00002392	00002392.003	X
430	00002392	00002392.008	X
431	00002392	00002392.012	X
432	00002402	00002402.003	X
433	00002402	00002402.007	X
434	00002402	00002402.009	X
435	00002404	00002404.002	X
436	00002404	00002404.003	X
437	00002409	00002409.002	X
438	00002422	00002422.003	X
439	00002426	00002426.002	X
440	00002426	00002426.005	X
441	00002426	00002426.008	X
442	00002429	00002429.004	X
443	00002437	00002437.006	X
444	00002437	00002437.007	X
445	00002437	00002437.009	X
446	00002453	00002453.003	X
447	00002453	00002453.004	X
448	00002477	00002477.007	X
449	00002477	00002477.010	X
450	00002477	00002477.013	X
451	00002477	00002477.015	X
452	00002478	00002478.003	X
453	00002478	00002478.004	X
454	00002486	00002486.001	X
455	00002486	00002486.003	X
456	00002506	00002506.002	X
457	00002506	00002506.005	X
458	00002506	00002506.009	X
459	00002508	00002508.002	X
460	00002508	00002508.004	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

461	00002508	00002508.005	X
462	00002508	00002508.006	X
463	00002508	00002508.017	X
464	00002515	00002515.001	X
465	00002522	00002522.001	X
466	00002522	00002522.007	X
467	00002522	00002522.008	X
468	00002522	00002522.010	X
469	00002522	00002522.011	X
470	00002522	00002522.013	X
471	00002522	00002522.024	X
472	00002522	00002522.029	X
473	00002550	00002550.001	X
474	00002550	00002550.003	X
475	00002550	00002550.006	X
476	00002550	00002550.008	X
477	00002550	00002550.012	X
478	00002550	00002550.013	X
479	00002550	00002550.022	X
480	00002550	00002550.029	X
481	00002550	00002550.030	X
482	00002550	00002550.032	X
483	00002550	00002550.039	X
484	00002550	00002550.045	X
485	00002557	00002557.001	X
486	00002559	00002559.002	X
487	00002559	00002559.008	X
488	00002559	00002559.011	X
489	00002559	00002559.014	X
490	00002559	00002559.020	X
491	00002559	00002559.021	X
492	00002561	00002561.002	X
493	00002561	00002561.004	X
494	00002563	00002563.008	X
495	00002563	00002563.009	X
496	00002563	00002563.010	X
497	00002563	00002563.015	X
498	00002563	00002563.021	X
499	00002563	00002563.027	X
500	00002563	00002563.028	X
501	00002563	00002563.030	X
502	00002563	00002563.033	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

503	00002563	00002563.034	X
504	00002563	00002563.041	X
505	00002563	00002563.044	X
506	00002563	00002563.046	X
507	00002563	00002563.050	X
508	00002563	00002563.052	X
509	00002563	00002563.054	X
510	00002563	00002563.065	X
511	00002602	00002602.001	X
512	00002607	00002607.002	X
513	00002607	00002607.004	X
514	00002607	00002607.012	X
515	00002651	00002651.001	X
516	00002651	00002651.003	X
517	00002651	00002651.005	X
518	00002651	00002651.006	X
519	00002672	00002672.002	X
520	00002672	00002672.003	X
521	00002696	00002696.002	X
522	00002696	00002696.004	X
523	00002710	00002710.002	X
524	00002710	00002710.004	X
525	00002710	00002710.006	X
526	00002726	00002726.001	X
527	00002726	00002726.005	X
528	00002742	00002742.004	X
529	00002742	00002742.005	X
530	00002742	00002742.006	X
531	00002780	00002780.001	X
532	00002780	00002780.003	X
533	00002839	00002839.002	X
534	00002839	00002839.007	X
535	00002839	00002839.009	X
536	00002859	00002859.001	X
537	00002912	00002912.001	X
538	00002912	00002912.006	X
539	00002919	00002919.004	X
540	00003001	00003001.002	X
541	00003001	00003001.006	X
542	00003001	00003001.009	X
543	00003001	00003001.012	X
544	00003008	00003008.006	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

545	00003008	00003008.007	X
546	00003008	00003008.010	X
547	00003011	00003011.002	X
548	00003011	00003011.007	X
549	00003011	00003011.008	X
550	00003034	00003034.003	X
551	00003034	00003034.004	X
552	00003050	00003050.002	X
553	00003108	00003108.002	X
554	00003108	00003108.003	X
555	00003202	00003202.004	X
556	00003202	00003202.006	X
557	00003202	00003202.009	X
558	00003211	00003211.001	X
559	00003211	00003211.006	X
560	00003216	00003216.004	X
561	00003216	00003216.007	X
562	00003253	00003253.002	X
563	00003253	00003253.006	X
564	00003253	00003253.008	X
565	00003253	00003253.020	X
566	00003253	00003253.025	X
567	00003253	00003253.026	X
568	00003253	00003253.029	X
569	00003253	00003253.030	X
570	00003253	00003253.032	X
571	00003253	00003253.033	X
572	00003253	00003253.041	X
573	00003253	00003253.045	X
574	00003253	00003253.046	X
575	00003253	00003253.053	X
576	00003253	00003253.055	X
577	00003253	00003253.057	X
578	00003253	00003253.060	X
579	00003253	00003253.061	X
580	00003253	00003253.062	X
581	00003253	00003253.068	X
582	00003253	00003253.072	X
583	00003253	00003253.077	X
584	00003253	00003253.080	X
585	00003253	00003253.083	X
586	00003253	00003253.087	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

587	00003253	00003253.088	X
588	00003253	00003253.096	X
589	00003253	00003253.101	X
590	00003253	00003253.110	X
591	00003253	00003253.114	X
592	00003253	00003253.117	X
593	00003253	00003253.124	X
594	00003253	00003253.129	X
595	00003253	00003253.133	X
596	00003253	00003253.137	X
597	00003253	00003253.140	X
598	00003253	00003253.142	X
599	00003253	00003253.155	X
600	00003253	00003253.158	X
601	00003253	00003253.165	X
602	00003253	00003253.168	X
603	00003253	00003253.169	X
604	00003253	00003253.170	X
605	00003253	00003253.174	X
606	00003253	00003253.175	X
607	00003253	00003253.179	X
608	00003253	00003253.180	X
609	00003253	00003253.181	X
610	00003253	00003253.184	X
611	00003253	00003253.196	X
612	00003253	00003253.198	X
613	00003253	00003253.199	X
614	00003253	00003253.202	X
615	00003253	00003253.203	X
616	00003253	00003253.208	X
617	00003253	00003253.211	X
618	00003253	00003253.224	X
619	00003253	00003253.227	X
620	00003253	00003253.228	X
621	00003253	00003253.229	X
622	00003253	00003253.231	X
623	00003253	00003253.236	X
624	00003253	00003253.240	X
625	00003253	00003253.241	X
626	00003253	00003253.242	X
627	00003253	00003253.246	X
628	00003253	00003253.249	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

629	00003253	00003253.252	X
630	00003253	00003253.253	X
631	00003253	00003253.256	X
632	00003253	00003253.260	X
633	00003253	00003253.262	X
634	00003253	00003253.268	X
635	00003253	00003253.270	X
636	00003253	00003253.273	X
637	00003253	00003253.285	X
638	00003253	00003253.294	X
639	00003253	00003253.297	X
640	00003253	00003253.299	X
641	00003253	00003253.309	X
642	00003253	00003253.310	X
643	00003253	00003253.311	X
644	00003253	00003253.315	X
645	00003253	00003253.318	X
646	00003253	00003253.326	X
647	00003253	00003253.327	X
648	00003253	00003253.329	X
649	00003253	00003253.331	X
650	00003253	00003253.335	X
651	00003253	00003253.341	X
652	00003253	00003253.343	X
653	00003253	00003253.348	X
654	00003253	00003253.355	X
655	00003253	00003253.356	X
656	00003253	00003253.372	X
657	00003253	00003253.374	X
658	00003253	00003253.375	X
659	00003253	00003253.376	X
660	00003253	00003253.378	X
661	00003253	00003253.381	X
662	00003253	00003253.385	X
663	00003253	00003253.392	X
664	00003253	00003253.410	X
665	00003253	00003253.411	X
666	00003253	00003253.413	X
667	00003253	00003253.422	X
668	00003253	00003253.425	X
669	00003257	00003257.004	X
670	00003257	00003257.006	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

671	00003281	00003281.001	X
672	00003281	00003281.002	X
673	00003289	00003289.003	X
674	00003293	00003293.002	X
675	00003305	00003305.001	X
676	00003305	00003305.002	X
677	00003305	00003305.006	X
678	00003305	00003305.009	X
679	00003308	00003308.001	X
680	00003308	00003308.003	X
681	00003333	00003333.002	X
682	00003333	00003333.003	X
683	00003339	00003339.005	X
684	00003339	00003339.008	X
685	00003339	00003339.010	X
686	00003348	00003348.009	X
687	00003348	00003348.012	X
688	00003348	00003348.019	X
689	00003348	00003348.020	X
690	00003348	00003348.024	X
691	00003348	00003348.026	X
692	00003348	00003348.027	X
693	00003348	00003348.028	X
694	00003348	00003348.034	X
695	00003375	00003375.001	X
696	00003375	00003375.005	X
697	00003418	00003418.002	X
698	00003418	00003418.005	X
699	00003446	00003446.002	X
700	00003461	00003461.001	X
701	00003461	00003461.003	X
702	00003461	00003461.010	X
703	00003462	00003462.006	X
704	00003462	00003462.012	X
705	00003462	00003462.014	X
706	00003462	00003462.016	X
707	00003462	00003462.017	X
708	00003492	00003492.002	X
709	00003492	00003492.005	X
710	00003500	00003500.003	X
711	00003500	00003500.006	X
712	00003510	00003510.001	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

713	00003510	00003510.004	X
714	00003510	00003510.005	X
715	00003510	00003510.014	X
716	00003510	00003510.017	X
717	00003513	00003513.001	X
718	00003525	00003525.005	X
719	00003525	00003525.006	X
720	00003530	00003530.003	X
721	00003530	00003530.007	X
722	00003564	00003564.002	X
723	00003573	00003573.004	X
724	00003573	00003573.007	X
725	00003573	00003573.011	X
726	00003573	00003573.016	X
727	00003573	00003573.017	X
728	00003573	00003573.018	X
729	00003573	00003573.021	X
730	00003573	00003573.023	X
731	00003573	00003573.025	X
732	00003573	00003573.031	X
733	00003573	00003573.032	X
734	00003573	00003573.036	X
735	00003573	00003573.042	X
736	00003573	00003573.045	X
737	00003573	00003573.049	X
738	00003573	00003573.051	X
739	00003573	00003573.057	X
740	00003573	00003573.059	X
741	00003573	00003573.062	X
742	00003573	00003573.063	X
743	00003573	00003573.067	X
744	00003573	00003573.068	X
745	00003573	00003573.072	X
746	00003573	00003573.076	X
747	00003573	00003573.084	X
748	00003573	00003573.092	X
749	00003573	00003573.099	X
750	00003573	00003573.108	X
751	00003573	00003573.116	X
752	00003573	00003573.117	X
753	00003573	00003573.121	X
754	00003573	00003573.123	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

755	00003573	00003573.127	X
756	00003576	00003576.004	X
757	00003576	00003576.006	X
758	00003576	00003576.008	X
759	00003576	00003576.011	X
760	00003576	00003576.014	X
761	00003576	00003576.018	X
762	00003578	00003578.005	X
763	00003578	00003578.011	X
764	00003578	00003578.012	X
765	00003578	00003578.013	X
766	00003602	00003602.002	X
767	00003602	00003602.006	X
768	00003602	00003602.012	X
769	00003602	00003602.013	X
770	00003602	00003602.024	X
771	00003602	00003602.027	X
772	00003602	00003602.028	X
773	00003668	00003668.002	X
774	00003668	00003668.005	X
775	00003692	00003692.003	X
776	00003692	00003692.005	X
777	00003692	00003692.009	X
778	00003711	00003711.003	X
779	00003711	00003711.004	X
780	00003717	00003717.003	X
781	00003753	00003753.001	X
782	00003753	00003753.002	X
783	00003760	00003760.005	X
784	00003760	00003760.006	X
785	00003780	00003780.002	X
786	00003782	00003782.002	X
787	00003784	00003784.001	X
788	00003784	00003784.005	X
789	00003792	00003792.003	X
790	00003792	00003792.006	X
791	00003797	00003797.008	X
792	00003797	00003797.009	X
793	00003797	00003797.010	X
794	00003797	00003797.012	X
795	00003797	00003797.014	X
796	00003797	00003797.016	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

797	00003799	00003799.001	X
798	00003799	00003799.007	X
799	00003801	00003801.001	X
800	00003825	00003825.002	X
801	00003825	00003825.006	X
802	00003871	00003871.001	X
803	00003871	00003871.007	X
804	00003876	00003876.002	X
805	00003886	00003886.003	X
806	00003886	00003886.004	X
807	00004013	00004013.002	X
808	00004013	00004013.005	X
809	00004056	00004056.001	X
810	00004056	00004056.002	X
811	00004056	00004056.004	X
812	00004056	00004056.008	X
813	00004056	00004056.013	X
814	00004056	00004056.018	X
815	00004056	00004056.025	X
816	00004080	00004080.001	X
817	00004080	00004080.003	X
818	00004099	00004099.004	X
819	00004148	00004148.001	X
820	00004157	00004157.001	X
821	00004157	00004157.004	X
822	00004197	00004197.001	X
823	00004197	00004197.006	X
824	00004197	00004197.008	X
825	00004197	00004197.009	X
826	00004231	00004231.002	X
827	00004231	00004231.003	X
828	00004231	00004231.006	X
829	00004252	00004252.002	X
830	00004252	00004252.004	X
831	00004252	00004252.007	X
832	00004272	00004272.004	X
833	00004272	00004272.007	X
834	00004276	00004276.003	X
835	00004309	00004309.002	X
836	00004330	00004330.002	X
837	00004330	00004330.003	X
838	00004330	00004330.007	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

839	00004330	00004330.014	X
840	00004378	00004378.001	X
841	00004378	00004378.007	X
842	00004378	00004378.008	X
843	00004378	00004378.010	X
844	00004417	00004417.002	X
845	00004417	00004417.004	X
846	00004493	00004493.002	X
847	00004493	00004493.003	X
848	00004493	00004493.004	X
849	00004500	00004500.001	X
850	00004637	00004637.005	X
851	00004637	00004637.007	X
852	00004930	00004930.002	X
853	00004930	00004930.005	X
854	00005024	00005024.001	X
855	00005024	00005024.005	X
856	00005024	00005024.006	X
857	00005024	00005024.012	X
858	00005024	00005024.018	X
859	00005024	00005024.019	X
860	00005024	00005024.021	X
861	00005024	00005024.023	X
862	00005024	00005024.029	X
863	00005024	00005024.031	X
864	00005024	00005024.036	X
865	00005024	00005024.041	X
866	00005024	00005024.042	X
867	00005024	00005024.043	X
868	00005024	00005024.047	X
869	00005024	00005024.049	X
870	00005024	00005024.055	X
871	00005024	00005024.057	X
872	00005024	00005024.068	X
873	00005024	00005024.069	X
874	00005024	00005024.077	X
875	00005024	00005024.078	X
876	00005024	00005024.079	X
877	00005024	00005024.080	X
878	00005024	00005024.082	X
879	00005024	00005024.083	X
880	00005024	00005024.088	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

881	00005024	00005024.091	X
882	00005024	00005024.093	X
883	00005024	00005024.098	X
884	00005024	00005024.099	X
885	00005024	00005024.102	X
886	00005024	00005024.104	X
887	00005024	00005024.108	X
888	00005024	00005024.109	X
889	00005024	00005024.110	X
890	00005024	00005024.114	X
891	00005024	00005024.117	X
892	00005024	00005024.120	X
893	00005024	00005024.124	X
894	00005024	00005024.125	X
895	00005024	00005024.143	X
896	00005024	00005024.152	X
897	00005024	00005024.155	X
898	00005024	00005024.166	X
899	00005024	00005024.178	X
900	00005024	00005024.180	X
901	00005024	00005024.184	X
902	00005024	00005024.196	X
903	00005529	00005529.001	X
904	00001245	00001245.003	X
905	00001245	00001245.007	X
906	00002623	00002623.005	X
907	00002623	00002623.004	X
908	00002681	00002681.004	X
909	00002681	00002681.002	X
910	00002681	00002681.007	X
911	00002772	00002772.005	X
912	00002772	00002772.004	X
913	00002905	00002905.003	X
914	00002905	00002905.007	X
915	00002957	00002957.016	X
916	00002957	00002957.022	X
917	00002957	00002957.028	X
918	00002957	00002957.018	X
919	00002957	00002957.026	X
920	00002957	00002957.008	X
921	00002957	00002957.031	X
922	00002957	00002957.013	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

923	00002957	00002957.043	X
924	00002957	00002957.012	X
925	00002957	00002957.035	X
926	00003021	00003021.148	X
927	00003021	00003021.135	X
928	00003021	00003021.032	X
929	00003021	00003021.042	X
930	00003021	00003021.145	X
931	00003021	00003021.040	X
932	00003021	00003021.020	X
933	00003021	00003021.104	X
934	00003021	00003021.029	X
935	00003021	00003021.114	X
936	00003021	00003021.004	X
937	00003021	00003021.140	X
938	00003021	00003021.142	X
939	00003021	00003021.120	X
940	00003021	00003021.048	X
941	00003021	00003021.131	X
942	00003021	00003021.116	X
943	00003021	00003021.086	X
944	00003021	00003021.107	X
945	00003021	00003021.150	X
946	00003021	00003021.028	X
947	00003021	00003021.123	X
948	00003021	00003021.089	X
949	00003021	00003021.097	X
950	00003021	00003021.070	X
951	00003021	00003021.021	X
952	00003021	00003021.079	X
953	00003021	00003021.139	X
954	00003021	00003021.066	X
955	00003021	00003021.094	X
956	00003021	00003021.002	X
957	00003021	00003021.067	X
958	00003021	00003021.019	X
959	00003021	00003021.133	X
960	00003021	00003021.024	X
961	00003021	00003021.121	X
962	00003021	00003021.006	X
963	00003021	00003021.093	X
964	00003041	00003041.003	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

965	00003041	00003041.009	X
966	00003041	00003041.002	X
967	00003041	00003041.014	X
968	00003362	00003362.004	X
969	00003362	00003362.001	X
970	00003508	00003508.003	X
971	00003524	00003524.003	X
972	00003524	00003524.005	X
973	00003678	00003678.001	X		X
974	00003678	00003678.009	X		X
975	00003678	00003678.003	X		X
976	00003701	00003701.001	X
977	00003701	00003701.005	X
978	00003789	00003789.002	X
979	00003845	00003845.001	X
980	00003979	00003979.001	X
981	00004020	00004020.004	X
982	00004020	00004020.024	X
983	00004020	00004020.005	X
984	00004020	00004020.022	X
985	00004020	00004020.011	X
986	00004020	00004020.015	X
987	00004092	00004092.006	X
988	00004092	00004092.001	X
989	00004111	00004111.064	X
990	00004111	00004111.026	X
991	00004111	00004111.046	X
992	00004111	00004111.141	X
993	00004111	00004111.126	X
994	00004111	00004111.088	X
995	00004111	00004111.093	X
996	00004111	00004111.038	X
997	00004111	00004111.140	X
998	00004111	00004111.148	X
999	00004111	00004111.115	X
1000	00004111	00004111.096	X
1001	00004111	00004111.121	X
1002	00004111	00004111.082	X
1003	00004111	00004111.123	X
1004	00004111	00004111.011	X
1005	00004111	00004111.139	X
1006	00004111	00004111.072	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

1007	00004111	00004111.105	X
1008	00004111	00004111.009	X
1009	00004111	00004111.022	X
1010	00004111	00004111.110	X
1011	00004111	00004111.041	X
1012	00004111	00004111.104	X
1013	00004111	00004111.097	X
1014	00004111	00004111.108	X
1015	00004111	00004111.103	X
1016	00004111	00004111.118	X
1017	00004111	00004111.060	X
1018	00004111	00004111.150	X
1019	00004111	00004111.151	X
1020	00004111	00004111.057	X
1021	00004111	00004111.134	X
1022	00004111	00004111.073	X
1023	00004111	00004111.024	X
1024	00004111	00004111.069	X
1025	00004111	00004111.061	X
1026	00004111	00004111.119	X
1027	00004181	00004181.011	X
1028	00004181	00004181.001	X
1029	00004181	00004181.025	X
1030	00004181	00004181.014	X
1031	00004181	00004181.019	X
1032	00004181	00004181.015	X
1033	00004181	00004181.005	X
1034	00004312	00004312.005	X
1035	00004312	00004312.008	X
1036	00004349	00004349.001	X
1037	00004349	00004349.005	X
1038	00004401	00004401.001	X
1039	00004427	00004427.002	X
1040	00004427	00004427.005	X
1041	00004427	00004427.003	X
1042	00004427	00004427.012	X
1043	00004695	00004695.005	X
1044	00004695	00004695.007	X
1045	00004822	00004822.011	X
1046	00004822	00004822.009	X
1047	00004822	00004822.012	X
1048	00004822	00004822.013	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

1049	00004822	00004822.015	X
1050	00004850	00004850.002	X
1051	00004912	00004912.003	X
1052	00004931	00004931.003	X
1053	00004931	00004931.014	X
1054	00004931	00004931.004	X
1055	00004931	00004931.010	X
1056	00004936	00004936.006	X
1057	00004936	00004936.007	X
1058	00005005	00005005.004	X
1059	00005005	00005005.001	X
1060	00005007	00005007.001	X
1061	00005007	00005007.002	X
1062	00005119	00005119.005	X
1063	00005119	00005119.001	X
1064	00005301	00005301.003	X
1065	00005337	00005337.017	X
1066	00005337	00005337.003	X
1067	00005337	00005337.009	X
1068	00005337	00005337.008	X
1069	00005337	00005337.010	X
1070	00005343	00005343.001	X
1071	00005391	00005391.003	X
1072	00005391	00005391.005	X
1073	00005391	00005391.002	X
1074	00005485	00005485.009	X
1075	00005485	00005485.015	X
1076	00005485	00005485.011	X
1077	00005485	00005485.014	X
1078	00005635	00005635.002	X
1079	00005724	00005724.001	X
1080	00005843	00005843.003	X
1081	00005843	00005843.002	X
1082	00005967	00005967.002	X
1083	00006207	00006207.002	X
1084	00002080	00002080.186		X
1085	00002080	00002080.213		X
1086	00002080	00002080.176		X
1087	00002080	00002080.198		X
1088	00002080	00002080.138		X
1089	00002080	00002080.201		X
1090	00002080	00002080.087		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

1091	00002080	00002080.205		X
1092	00002080	00002080.122		X
1093	00002080	00002080.084		X
1094	00002080	00002080.104		X
1095	00002080	00002080.077		X
1096	00002080	00002080.137		X
1097	00002080	00002080.001		X
1098	00002080	00002080.191		X
1099	00002080	00002080.135		X
1100	00002080	00002080.160		X
1101	00002080	00002080.171		X
1102	00002080	00002080.047		X
1103	00002080	00002080.055		X
1104	00002080	00002080.054		X
1105	00002080	00002080.008		X
1106	00002080	00002080.151		X
1107	00002080	00002080.145		X
1108	00002080	00002080.180		X
1109	00002080	00002080.144		X
1110	00002080	00002080.065		X
1111	00002080	00002080.056		X
1112	00002080	00002080.214		X
1113	00002080	00002080.076		X
1114	00002080	00002080.167		X
1115	00002080	00002080.042		X
1116	00002080	00002080.081		X
1117	00002080	00002080.074		X
1118	00002080	00002080.022		X
1119	00002080	00002080.134		X
1120	00002080	00002080.117		X
1121	00002080	00002080.185		X
1122	00002080	00002080.061		X
1123	00002080	00002080.164		X
1124	00002080	00002080.039		X
1125	00002080	00002080.075		X
1126	00002080	00002080.057		X
1127	00002080	00002080.120		X
1128	00002080	00002080.034		X
1129	00002080	00002080.190		X
1130	00002080	00002080.040		X
1131	00002080	00002080.018		X
1132	00002080	00002080.125		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property #	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

1133	00002080	00002080.130		X
1134	00002080	00002080.184		X
1135	00002080	00002080.129		X
1136	00002080	00002080.148		X
1137	00002080	00002080.163		X
1138	00002080	00002080.063		X
1139	00003979	00003979.002		X
1140	00003979	00003979.008		X
1141	00003979	00003979.005		X
1142	00004094	00004094.001		X
1143	00004094	00004094.004		X
1144	00004485	00004485.038		X
1145	00004485	00004485.012		X
1146	00004485	00004485.005		X
1147	00004485	00004485.051		X
1148	00004485	00004485.024		X
1149	00004485	00004485.028		X
1150	00004485	00004485.034		X
1151	00004485	00004485.050		X
1152	00004485	00004485.015		X
1153	00004485	00004485.045		X
1154	00004485	00004485.049		X
1155	00004485	00004485.004		X
1156	00004485	00004485.025		X
1157	00004485	00004485.035		X
1158	00004485	00004485.046		X

Exhibit 2 to Attachment A

Property Sample Characteristics

Property Sample Characteristic	Notes

Appraisal type	1., 2.
Appraisal value ($)	1., 3.
Appraisal value as of date	1.
City	1.
General property type	1., 4.
Number of bathrooms	1., 3.
Number of bedrooms	1., 3.
Number of units	1., 3.
Property condition rating	1., 5., 6.
State	1.
Total square feet	1., 3.
Year built	1.
Zip code	1., 7.

Notes:

1.	With respect to certain Sample Properties, the applicable Property Source Document contains conflicting information relating to certain Property Sample Characteristics. For these Sample Properties, B2R, on behalf of the Depositor, instructed us to note agreement if the information on the Data File for a Property Sample Characteristic agreed with any of the information on the corresponding Property Source Document which relates to such Property Sample Characteristic. We performed no procedures to reconcile any conflicting information which exists on the Property Source Documents for any of the Property Sample Characteristics.

2.	For the purpose of comparing the “appraisal type” Property Sample Characteristic for each Sample Property that has an “appraisal type” value of “71A-B” or “71A/ 1050” on the Data File, B2R, on behalf of the Depositor, instructed us to note agreement if the corresponding Property Source Document has an “appraisal type” value of “71A “ or “71B.”

3.	For the purpose of comparing the “appraisal value ($),” “number of bathrooms,” “number of bedrooms,” “number of units” and “total square feet” Property Sample Characteristics for Sample Property number 715, B2R, on behalf of the Depositor, instructed us to exclude unit #3, as shown on the Property Source Document.

4.	For the purpose of comparing the “general property type” Property Sample Characteristic for each Sample Property that has a “general property type” value of “Townhome” on the Data File, B2R, on behalf of the Depositor, instructed us to note agreement if the corresponding Property Source Document has a “general property type” of “Townhome,” “Villa” or “Rowhouse.”

Exhibit 2 to Attachment A

Notes: (continued)

5.	For each Sample Property that has a “general property type” value of “Multifamily” on the Data File (each, a “Multifamily Property”), B2R, on behalf of the Depositor, instructed us to use “NAP” for the “property condition rating” Property Sample Characteristic.

6.	For purpose of comparing the “property condition rating” Property Sample Characteristic for each Sample Property that is not a Multifamily Property, B2R, on behalf of the Depositor, provided the decode table that is shown below, and instructed us to use the “property condition rating” value that is shown in the “Property Condition Rating Provided by B2R” column which corresponds to the “Property Condition Rating Description” that is shown on the Property Source Document.

Property Condition Rating Description	Property Condition Rating Provided by B2R

Q4	C4
Average	C4
Good/Updated	C3

7.	For the purpose of comparing the “zip code” Property Sample Characteristic for each Sample Property, B2R, on behalf of the Depositor, instructed us to compare only the first five (5) digits of the zip code that is shown on the Data File to the corresponding information on the Property Source Document.

Exhibit 3 to Attachment A

Property Sample Characteristic Differences for the Preliminary Sample Properties

Sample Property Number	Property Sample Characteristic	Preliminary Data File 1 Value	Property Source Document Value

4	Total square feet	1,931	1,747

5	Total square feet	2,636	2,503

9	Year built	1964	1963

12	Year built	1956	1955

19	Appraisal type	1004	Form GPRES2

20	Appraisal type	1004	Form GPRES2

21	Appraisal type	1004	Form GPRES2

55	Number of bathrooms	2	1.5

68	Number of bathrooms	2	1.5
	Number of bedrooms	4	3

86	Appraisal value as of date	11/02/2014	02/25/2015

96	Total square feet	3,158	3,157

277	Zip code	60085	60087

280	Number of bathrooms	2	1

286	Number of bathrooms	1.5	2

287	Zip code	60085	60087

290	Number of bathrooms	1	2

293	Number of bathrooms	1	2

297	Number of bathrooms	1	1.5

300	Number of bathrooms	1	1.5

Exhibit 3 to Attachment A

Sample Property Number	Property Sample Characteristic	Preliminary Data File 1 Value	Property Source Document Value

302	Number of bathrooms	1.5	1

303	Number of bathrooms	1	1.5

359	Number of bedrooms	8	9

361	Total square feet	3,248	3,249

366	Appraisal value ($)	$133,000.00	$108,700.00
	Property condition rating	C2	C3

374	Number of bedrooms	4	3

379	Appraisal value ($)	$132,000.00	$130,000.00
	Property condition rating	C2	C3

381	Appraisal value ($)	$125,000.00	$120,000.00
	Property condition rating	C2	C3

382	Appraisal value ($)	$130,000.00	$125,000.00
	Property condition rating	C2	C3

438	Appraisal value as of date	07/07/2015	08/26/2015

456	Appraisal type	Various	1025

517	General property type	SFR	Townhome

676	Appraisal value as of date	06/01/2015	06/17/2015

681	General property type	SFR	Townhome

682	Number of bathrooms	2.5	2

735	Number of bathrooms	1	2
	Number of bedrooms	2	4
	Number of units	1	2
	Total square feet	704	1,408

764	Property condition rating	C3	C4

Exhibit 3 to Attachment A

Sample Property Number	Property Sample Characteristic	Preliminary Data File 1 Value	Property Source Document Value

765	Property condition rating	C3	C4

839	Property condition rating	C3	C4

849	Number of bedrooms	6	7
	Property condition rating	C3	C4

852	General property type	SFR	Townhome

904	Appraisal type	Various	1025
	Property condition rating	<blank>	C4

905	Appraisal type	Various	1025
	Property condition rating	<blank>	C4

968	Appraisal type	Various	1025

969	Appraisal type	Various	1025

979	Property condition rating	C3	NAP

980	Appraisal type	Various	1073
	Appraisal value ($)	$195,000.00	$160,000.00
	Appraisal value as of date	Various	07/09/2015
	Number of bathrooms	16.5	1.5
	Number of bedrooms	23	2
	Number of units	11	1
	Total square feet	9,350	784

1050	Property condition rating	<blank>	NAP

1056	City	Grand Prarie	Grand Prairie

1059	General property type	2-4 Unit	SFR
	Number of bathrooms	3	2
	Number of bedrooms	4	3
	Number of units	2	1
	Total square feet	4,164	3,502

1070	Property condition rating	C4	NAP

Exhibit 4 to Attachment A

Property Sample Characteristic Differences for the Added Sample Properties

Sample Property Number	Property Sample Characteristic	Preliminary Data File 2 Value	Property Source Document Value

1145	General property type	SFR	Townhome

1152	General property type	SFR	Townhome

1154	General property type	SFR	Townhome

1155	General property type	SFR	Townhome

Exhibit 5 to Attachment A

Compared Mortgage Loan Characteristics and Mortgage Loan Source Documents

Underwriting Information: (see Note 1)

Characteristic	Mortgage Loan Source Document

Origination In Place Rent / Month ($) (see Note 2)	Underwriter’s Summary Report
Underwritten Annual Gross Potential Rent ($) (see Note 2)	Underwriter’s Summary Report
Underwritten Economic Vacancy (see Note 2)	Underwriter’s Summary Report
Underwritten Effective Gross Income ($)	Underwriter’s Summary Report
Underwritten Annual Real Estate Taxes ($) (see Note 2)	Underwriter’s Summary Report
Underwritten Annual Insurance Costs ($) (see Note 2)	Underwriter’s Summary Report
Underwritten Annual Property Management Fee ($)	Underwriter’s Summary Report
Underwritten Annual Turnover Costs ($)	Underwriter’s Summary Report
Underwritten Annual Repairs & Maintenance ($)	Underwriter’s Summary Report
Underwritten Annual Marketing and Leasing Costs ($)	Underwriter’s Summary Report
Underwritten Annual Utilities ($)	Underwriter’s Summary Report
Underwritten Annual Other Costs ($)	Underwriter’s Summary Report
Underwritten Annual HOA Fees ($) (see Note 2)	Underwriter’s Summary Report
Underwritten Annual Expenses ($)	Underwriter’s Summary Report
Underwritten Annual Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Annual Cap Ex Reserve ($) (see Note 2)	Underwriter’s Summary Report
Underwritten Annual Net Cash Flow ($)	Underwriter’s Summary Report
Loan Purpose (see Note 3)	Underwriter’s Summary Report
Number of Units	Underwriter’s Summary Report
Underwritten Annual Gross Potential Rent ($)	Underwriter’s Summary Report
Underwritten Economic Vacancy	Underwriter’s Summary Report
Underwritten Effective Gross Income ($)	Underwriter’s Summary Report
Occupancy (see Note 2)	Underwriter’s Summary Report
Occupancy As of Date (see Note 4)	Loan Agreement or Underwriter’s Summary Report

Exhibit 5 to Attachment A

Reserve and Escrow Information:

Characteristic	Mortgage Loan Source Document(s)

Monthly Tax Escrow	Loan Agreement, Loan Modification Agreement, Servicer Report or Tax Escrow Analysis Document
Monthly Insurance Escrow	Loan Agreement, Loan Modification Agreement, Servicer Report or Insurance Escrow Analysis Document
Monthly Capex Escrow	Loan Agreement, Loan Modification Agreement or Servicer Report
Upfront Deferred Maintenance Escrow	Loan Agreement, Loan Modification Agreement or Settlement Statement
Monthly Other Escrow 1	Loan Agreement or Loan Modification Agreement
Upfront Other Escrow 1	Loan Agreement, Loan Modification Agreement or Settlement Statement

Mortgage Loan Information:

Characteristic	Mortgage Loan Source Document(s)

Borrower	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Full Recourse (Y/N)	Guaranty Agreement
Primary Guarantor (see Note 5)	Guaranty Agreement
Additional Guarantor (see Note 5)	Guaranty Agreement
Primary Guarantor FICO (see Note 6)	Credit Report
Note Date	Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 7)	Loan Agreement or Loan Modification Agreement
Payment Date	Loan Agreement or Loan Modification Agreement
Maturity or ARD Date	Loan Agreement or Loan Modification Agreement
ARD Loan (Y/N)	Loan Agreement or Loan Modification Agreement
Final Maturity Date	Loan Agreement or Loan Modification Agreement
Allocated Original Balance ($) (see Note 8)	Loan Agreement or Loan Modification Agreement
Additional Debt (see Note 8)	Loan Agreement or Loan Modification Agreement
Additional Debt Description	Loan Agreement or Loan Modification Agreement
Gross Mortgage Rate	Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Loan Agreement or Loan Modification Agreement
Loan Amortization Type	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Note 9)	Loan Agreement or Loan Modification Agreement
Prepayment Provisions (see Note 10)	Loan Agreement or Loan Modification Agreement
Freely Prepayable Portion	Loan Agreement or Loan Modification Agreement
Lockbox (Y/N)	Loan Agreement, Loan Modification Agreement or Deposit Account Control Agreement
Lockbox Type (see Note 11)	Loan Agreement, Loan Modification Agreement or Deposit Account Control Agreement
Cash Management Trigger	Loan Agreement or Loan Modification Agreement

Exhibit 5 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Mortgage Loan Source Document(s)

Grace Period	Loan Agreement or Loan Modification Agreement
Grace Period for Default	Loan Agreement or Loan Modification Agreement
Equity Pledge	Loan Agreement or Equity Owner Pledge Agreement
Substitution (Y/N)	Loan Agreement or Loan Modification Agreement
Substitution Provision Description	Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Loan Agreement or Loan Modification Agreement
Number of Properties	Loan Agreement or Loan Modification Agreement

Notes:

1.	For the purpose of comparing the “Underwriting Information” characteristics, B2R, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

2.	For the purpose of comparing the:

a.	Origination In Place Rent / Month ($),

b.	Underwritten Annual Gross Potential Rent ($),

c.	Underwritten Economic Vacancy,

d.	Underwritten Annual Real Estate Taxes ($),

e.	Underwritten Annual Insurance Costs ($),

f.	Underwritten Annual HOA Fees ($),

g.	Underwritten Annual Cap Ex Reserve ($) and

h.	Occupancy

characteristics, B2R, on behalf of the Depositor, instructed us to compare the information on the Preliminary Final Data File for each Mortgage Loan to the corresponding information on the applicable Mortgage Loan Source Document. We performed no procedures to compare the information on the Preliminary Final Data File for the characteristics listed in a. through h. above for the Mortgaged Properties.

3.	For the purpose of comparing the “Loan Purpose” characteristic, B2R, on behalf of the Depositor, instructed us to use “Refinance (Debt and/or equity Return” if the loan purpose is “Refinance” on the underwriting summary report Mortgage Loan Source Document.

Exhibit 5 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the “Occupancy As of Date” characteristic for each Mortgage Loan, except for the Mortgage Loans described in the succeeding paragraph of this Note 4, B2R, on behalf of the Depositor, instructed us to use the “Closing Date” (as defined on the loan agreement Mortgage Loan Source Document) for the “Occupancy As of Date” characteristic.

For the purpose of comparing the “Occupancy As of Date” characteristic for the Mortgage Loans identified on the Preliminary Final Data File as:

a.	[Redacted/00002149],

b.	[Redacted/00001681],

c.	[Redacted/00002092],

d.	Camillo B Houses #1 LLC

e.	Conrex Residential Property Group 2013-2 Operating Company, LLC,

f.	CONREX RESIDENTIAL PROPERTY GROUP 2012-2 (B2R 1) OPERATING COMPANY, LLC,

g.	[Redacted/00001556],

h.	[Redacted/00001776],

i.	[Redacted/00001589],

j.	[Redacted/00002093],

k.	[Redacted/00001602],

l.	[Redacted/00001410],

m.	[Redacted/00001689] and

n.	[Redacted/00001245],

B2R, on behalf of the Depositor, instructed us to use the rent roll date shown on the underwriter’s summary report Mortgage Loan Source Document for the “Occupancy As of Date” characteristic.

5.	For the purpose of comparing the “Primary Guarantor” and “Additional Guarantor” characteristics for Mortgage Loans which have more than one guarantor, as shown on the guaranty agreement Mortgage Loan Source Document, B2R, on behalf of the Depositor, instructed us to use:

a.	The guarantor with the highest median FICO score, as shown on the credit report Mortgage Loan Source Document, for the “Primary Guarantor” characteristic and

b.	The remaining guarantors, as shown on the guaranty agreement Mortgage Loan Source Document, for the “Additional Guarantor” characteristic.

For the purpose of comparing the “Primary Guarantor” characteristic for Mortgage Loans which do not have a credit report Mortgage Loan Source Document, B2R, on behalf of the Depositor, instructed us to note agreement if the “Primary Guarantor” value on the Preliminary Final Data File agreed with any of the guarantors that are shown on the applicable guaranty agreement Mortgage Loan Source Document.

Exhibit 5 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the “Primary Guarantor FICO” characteristic, B2R, on behalf of the Depositor, provided the following instructions:

a.	Use “NAP” for each Mortgage Loan with “N” for the “Full Recourse (Y/N)” characteristic, as shown on the Preliminary Final Data File, and

b.	For each Mortgage Loan that has “Y” for the “Full Recourse (Y/N)” characteristic, as shown on the Preliminary Final Data File, use:

a)	The lowest FICO score of the “Primary Guarantor” for the “Primary Guarantor FICO” characteristic if two FICO scores are listed on the applicable credit report Mortgage Loan Source Document and

b)	The median FICO score of the “Primary Guarantor” for the “Primary Guarantor FICO” characteristic if three FICO scores are listed on the applicable credit report Mortgage Loan Source Document.

7.	For the purpose of comparing the “First Payment Date” characteristic, we were instructed by B2R, on behalf of the Depositor, to assume that the “First Payment Date” is the eighth (8th) day of the calendar month in which the first full “Interest Period” (as defined on the applicable loan agreement or loan modification agreement Mortgage Loan Source Document) ends.

8.	B2R, on behalf of the Depositor, indicated that the Mortgage Loan identified on the Preliminary Final Data File as “CONREX RESIDENTIAL PROPERTY GROUP 2012-2 (B2R 1) OPERATING COMPANY, LLC” (the “Conrex Mortgage Loan”) is comprised of a pari-passu portion of a mortgage whole loan (the “Conrex Whole Loan”), which also has a pari-passu portion that will not be an asset of the Issuing Entity (the “Conrex Companion Loan”). For the Conrex Whole Loan, the loan modification agreement Mortgage Loan Source Document indicates that the Conrex Whole Loan was split into an A-1 portion and A-2 portion which are pari-passu to each other. B2R, on behalf of the Depositor, indicated that the A-2 portion of the Conrex Whole Loan represents the Conrex Mortgage Loan and A-1 portion of the Conrex Whole Loan represents the Conrex Companion Loan.

For the purpose of comparing the “Allocated Original Balance ($)” characteristic for the Conrex Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use information on the loan modification agreement Mortgage Loan Source Document for the A-2 portion of the Conrex Whole Loan. Additionally, for the purpose of comparing the “Allocated Original Balance ($)” characteristic for each Mortgaged Property that secures the Conrex Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the pro-rata portion of the allocated original balance for each Mortgaged Property, as shown on the loan agreement Mortgage Loan Source Document, based on the ratio of the “Allocated Original Balance ($)” of the Conrex Mortgage Loan, as shown on the Preliminary Final Data File, to the original balance of the Conrex Whole Loan, as shown on the loan agreement Mortgage Loan Source Document.

For the purpose of comparing the “Additional Debt” characteristic for the Conrex Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use information on the loan modification agreement Mortgage Loan Source Document for the A-1 portion of the Conrex Whole Loan.

Exhibit 5 to Attachment A

Notes: (continued)

8. (continued)

B2R, on behalf of the Depositor, indicated that the Mortgage Loan identified on the Preliminary Final Data File as “Camillo B Houses #1 LLC” (the “Camillo Mortgage Loan”) is comprised of a pari-passu portion of a mortgage whole loan (the “Camillo Whole Loan”), which also has a pari-passu portion that will not be an asset of the Issuing Entity (the “Camillo Companion Loan”). For the Camillo Whole Loan, the loan agreement Mortgage Loan Source Document indicates that the Camillo Whole Loan was split into an A-1 portion and A-2 portion which are pari-passu to each other. B2R, on behalf of the Depositor, indicated that the A-2 portion of the Camillo Whole Loan represents the Camillo Mortgage Loan and A-1 portion of the Camillo Whole Loan represents the Camillo Companion Loan.

For the purpose of comparing the “Allocated Original Balance ($)” characteristic for the Camillo Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use information on the loan agreement Mortgage Loan Source Document for the A-2 portion of the Camillo Whole Loan. Additionally, for the purpose of comparing the “Allocated Original Balance ($)” characteristic for each Mortgaged Property that secures the Camillo Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the pro-rata portion of the allocated original balance for each Mortgaged Property, as shown on the loan agreement Mortgage Loan Source Document, based on the ratio of the “Allocated Original Balance ($)” of the Camillo Mortgage Loan, as shown on the Preliminary Final Data File, to the original balance of the Camillo Whole Loan, as shown on the loan agreement Mortgage Loan Source Document.

For the purpose of comparing the “Additional Debt” characteristic for the Camillo Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use information on the loan agreement Mortgage Loan Source Document for the A-1 portion of the Camillo Whole Loan.

B2R, on behalf of the Depositor, indicated that the Mortgage Loan identified on the Preliminary Final Data File as “Maynada Blue, LLC” (the “Maynada Mortgage Loan,” together with the Conrex Mortgage Loan and the Camillo Mortgage Loan, the “Pari-Passu Mortgage Loans”) is comprised of a pari-passu portion of a mortgage whole loan (the “Maynada Whole Loan”), which also has a pari-passu portion that will not be an asset of the Issuing Entity (the “Maynada Companion Loan”). For the Maynada Whole Loan, the loan modification agreement Mortgage Loan Source Document indicates that the Maynada Whole Loan was split into an A-1 portion and A-2 portion which are pari-passu to each other. B2R, on behalf of the Depositor, indicated that the A-1 portion of the Maynada Whole Loan represents the Maynada Mortgage Loan and A-2 portion of the Maynada Whole Loan represents the Maynada Companion Loan.

Exhibit 5 to Attachment A

Notes: (continued)

8. (continued)

For the purpose of comparing the “Allocated Original Balance ($)” characteristic for the Maynada Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use information on the loan modification agreement Mortgage Loan Source Document for the A-1 portion of the Maynada Whole Loan. Additionally, for the purpose of comparing the “Allocated Original Balance ($)” characteristic for each Mortgaged Property that secures the Maynada Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the pro-rata portion of the allocated original balance for each Mortgaged Property, as shown on the loan agreement Mortgage Loan Source Document, based on the ratio of the “Allocated Original Balance ($)” of the Maynada Mortgage Loan, as shown on the Preliminary Final Data File, to the original balance of the Maynada Whole Loan, as shown on the loan agreement Mortgage Loan Source Document.

For the purpose of comparing the “Additional Debt” characteristic for the Maynada Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use information on the loan modification agreement Mortgage Loan Source Document for the A-2 portion of the Maynada Whole Loan.

9.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Mortgage Loan with a “Loan Amortization Type” value of “Interest-only” or “Interest-only, ARD” on the Preliminary Final Data File (collectively, the “Interest Only Loans”), all of which have an “Interest Accrual Basis” on the Preliminary Final Data File of “Actual/360,” B2R, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)”characteristic as 1/12th of the product of the:

a.	Allocated Original Balance ($),

b.	Gross Mortgage Rate and

c.	366/360.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Conrex Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the Conrex Whole Loan that is shown on the loan agreement Mortgage Loan Source Document based on the ratio of the “Allocated Original Balance ($)” of the Conrex Mortgage Loan, as shown on the Preliminary Final Data File, to the original balance of the Conrex Whole Loan, as shown on the loan agreement Mortgage Loan Source Document.

For the purpose of calculating the monthly debt service of the Conrex Companion Loan (the “Conrex Companion Loan Monthly Debt Service”), B2R, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the Conrex Whole Loan that is shown on the loan agreement Mortgage Loan Source Document based on the ratio of the original balance of the Conrex Companion Loan, as shown on the loan modification agreement Mortgage Loan Source Document, to the original balance of the Conrex Whole Loan, as shown on the loan agreement Mortgage Loan Source Document.

Exhibit 5 to Attachment A

Notes: (continued)

9. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Camillo Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the Camillo Whole Loan that is shown on the loan agreement Mortgage Loan Source Document based on the ratio of the “Allocated Original Balance ($)” of the Camillo Mortgage Loan, as shown on the Preliminary Final Data File, to the original balance of the Camillo Whole Loan, as shown on the loan agreement Mortgage Loan Source Document.

For the purpose of calculating the monthly debt service of the Camillo Companion Loan (the “Camillo Companion Loan Monthly Debt Service”), B2R, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the Camillo Whole Loan that is shown on the loan agreement Mortgage Loan Source Document based on the ratio of the original balance of the Camillo Companion Loan to the original balance of the Camillo Whole Loan, both as shown on the loan agreement Mortgage Loan Source Document.

For the purpose of calculating the monthly debt service of the Maynada Companion Loan (the “Maynada Companion Loan Monthly Debt Service”), which is an interest only loan, B2R, on behalf of the Depositor, instructed us to use 1/12th of the product of:

a.	The original balance of the Maynada Companion Loan, as shown on the loan modification agreement Mortgage Loan Source Document,

b.	The interest rate for the Maynada Whole Loan, as shown on the loan agreement Mortgage Loan Source Document, and

c.	366/360.

10.	For certain Mortgage Loans, the loan agreement or loan modification agreement Mortgage Loan Source Document:

a.	Contains a definition for the “Yield Maintenance Date,” which is defined as a numerical “Payment Date” (e.g., the 24th Payment Date),

b.	Contains a definition for “Payment Date,” which is defined as “8th day of each month during the term” and

c.	Does not contain a definition for “First Payment Date.”

For the purpose of comparing the “Prepayment Provisions” characteristic for each such Mortgage Loan, B2R, on behalf of the Depositor, instructed us to assume that for the purpose of determining the “Yield Maintenance Date,” the first “Payment Date” is the eighth (8th) day of the calendar month in which the first full “Interest Period” (as defined on the applicable loan agreement or loan modification agreement Mortgage Loan Source Document) ends.

11.	For the purpose of comparing the “Lockbox Type” characteristic, B2R, on behalf of the Depositor, instructed us to use the lockbox definitions described in the “Cash Management Agreements/Lockboxes” section of the Draft Preliminary Offering Memorandum.

Exhibit 6 to Attachment A

Provided Mortgage Loan Characteristics

Characteristic

Property Flag
Loan ID
Property #
Loan
Property
Loan Seller
SPE (Y/N)
Servicing Fee
Trustee Fee
Custody Fee
CREFC Fee
Cash Management (Y/N)
Address (Street)
MSA
Third Party Market Rent (monthly)
Property Manager
Property Manager Affiliated with Guarantor (Y/N)
Section 8? (Y/N)
Loan Status
Loan
Property
Multi

Note:   We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Mortgage Loan Characteristics that are shown on the Data Files for each Mortgage Loan.